Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO named executive officers (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, please see the section entitled “Executive Compensation—Narrative Disclosure to the 2025 Summary Compensation Table—2025 Bonuses” and “—Equity Compensation.”

Year	Summary Compensation Table Total for First PEO[1] ($)	Summary Compensation Table Total for Second PEO[1] ($)	Compensation Actually Paid to First PEO[1,2,3] ($)	Compensation Actually Paid to Second PEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on TSR ($)[4]	Net Loss ($ Millions)
2025	798,201	834,866	755,034	620,781	437,858	393,145	10.84	(19.9)
2024	473,274	—	278,821	—	367,002	254,094	32.51	(28.9)
2023	888,683	—	860,554		532,038	561,010	63.23	(22.1)

1.  Larry Jasinski served as our PEO until June 30, 2025, serving as Chief Executive Officer through June 1, 2025 and as co-Chief Executive Officer from June 2, 2025 through June 30, 2025 (“First PEO”). Mark Grant has served as our PEO since June 2, 2025, serving as co-Chief Executive Officer through June 30, 2025 and as Chief Executive Officer since July 1, 2025 (“Second PEO”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024	2025
Mike Lawless	Charles Remsberg	Almog Adar
Jeannine Lynch	Jeannine Lynch	Jeannine Lynch

2.  The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEOs or the Non-PEO NEOs. The dollar amounts reported are the amounts of total compensation reported for our PEOs and Non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table, with certain adjustments as described in footnote 3 below.

3.  Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Stock Awards for First PEO ($)(a)	Inclusion of Equity Values for First PEO ($)(b)	Compensation Actually Paid to First PEO ($)
2025	798,201	0	(43,167)	755,034
2024	473,274	0	(194,453)	278,821
2023	888,683	(167,714)	139,585	860,554

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)(a)	Inclusion of Equity Values for Second PEO ($)(b)	Compensation Actually Paid to Second PEO ($)
2025	834,866	(403,491)	189,406	620,781

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)(a)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	437,858	(84,309)	39,595	393,145
2024	367,002	0	(112,908)	254,094
2023	532,038	(90,750)	119,722	561,010

(a) The amounts reported in this column represent the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b) The amounts reported in this column include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO ($)	Total - Inclusion of Equity Values for First PEO ($)
2025	0	(24,714)	0	(18,453)	0	(43,167)
2024	0	(152,530)	—	(41,923)	—	(194,453)
2023	155,540	5,280	—	(21,235)	—	139,585

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Total - Inclusion of Equity Values for Second PEO ($)
2025	189,406	0	0	0	0	189,406
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	67,457	(15,705)	0	(12,157)	0	39,595
2024	0	(93,675)	—	(19,233)	—	(112,908)
2023	117,627	2,942	—	(847)	—	119,722

4.  Assumes $100 was invested in the Company at market close on December 30, 2022 (the last trading day before the beginning of fiscal year 2023) through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Named Executive Officers, Footnote
2023	2024	2025
Mike Lawless	Charles Remsberg	Almog Adar
Jeannine Lynch	Jeannine Lynch	Jeannine Lynch

Peer Group Issuers, Footnote		Assumes $100 was invested in the Company at market close on December 30, 2022 (the last trading day before the beginning of fiscal year 2023) through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Stock Awards for First PEO ($)(a)	Inclusion of Equity Values for First PEO ($)(b)	Compensation Actually Paid to First PEO ($)
2025	798,201	0	(43,167)	755,034
2024	473,274	0	(194,453)	278,821
2023	888,683	(167,714)	139,585	860,554

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)(a)	Inclusion of Equity Values for Second PEO ($)(b)	Compensation Actually Paid to Second PEO ($)
2025	834,866	(403,491)	189,406	620,781

Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)(a)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	437,858	(84,309)	39,595	393,145
2024	367,002	0	(112,908)	254,094
2023	532,038	(90,750)	119,722	561,010

Equity Valuation Assumption Difference, Footnote

(b) The amounts reported in this column include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO ($)	Total - Inclusion of Equity Values for First PEO ($)
2025	0	(24,714)	0	(18,453)	0	(43,167)
2024	0	(152,530)	—	(41,923)	—	(194,453)
2023	155,540	5,280	—	(21,235)	—	139,585

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Total - Inclusion of Equity Values for Second PEO ($)
2025	189,406	0	0	0	0	189,406
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	67,457	(15,705)	0	(12,157)	0	39,595
2024	0	(93,675)	—	(19,233)	—	(112,908)
2023	117,627	2,942	—	(847)	—	119,722

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Total Shareholder Return Amount	[1]	$ 10.84	$ 32.51	$ 63.23
Net Income (Loss)		$ (19,900,000)	(28,900,000)	(22,100,000)
PEO Name		Larry Jasinski
Additional 402(v) Disclosure		The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEOs or the Non-PEO NEOs. The dollar amounts reported are the amounts of total compensation reported for our PEOs and Non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table, with certain adjustments as described in footnote 3 below.
Pension Benefits Adjustments, Footnote

Employee Benefits and Perquisites

We currently maintain the Lifeward, Inc. 401(k) Plan, a defined contribution plan (the “401(k) Plan”), for the benefit of our employees, including our Named Executive Officers, who satisfy certain eligibility requirements. Our Named Executive Officers were eligible to participate in the 401(k) Plan on the same terms as our other full-time employees. We believe that providing a vehicle for retirement savings though our 401(k) Plan adds to the overall desirability of our executive compensation package and further incentivizes our employees, including our Named Executive Officers.

Currently, we do not view perquisites or other personal benefits as a significant component of our Previous Compensation Policy or Proposed Compensation Policy, as applicable.

Equity Awards Adjustments, Footnote

Outstanding Equity Awards at 2025 Fiscal Year-End

The following table sets forth information concerning outstanding equity awards as of December 31, 2025, for each Named Executive Officer. This information reflects the number of ordinary shares of the Company after the 1-for-12 reverse share split of the ordinary shares effected by the Company on February 24, 2026.

		Option Awards				Stock Awards
Name	Grant Date (1)	Number of Securities Underlying Unexercised Options Exercisable (#)	Number of Securities Underlying Unexercised Options Unexercisable (#)	Option Exercise Price ($)	Option Expiration Date	Number of Shares or Units of Stock that Have Not Vested (#)	Market Value of Shares or Units of Stock that Have Not Vested(2) ($)
Mark Grant	6/2/2025 (3)	—	33,333	14.70	6/2/2035	—	—
Larry Jasinski	6/27/2017 (4)	59	—	4,410.00	3/31/2026	—	—
	5/3/2018 (5)	104	—	2,257.50	3/31/2026	—	—
	3/27/2019 (6)	147	—	450.66	3/31/2026	—	—
Almog Adar	8/2/2022 (7)	—	—	—	—	297	2,055
	6/30/2023 (8)	—	—	—	—	744	5,148
	8/13/2025 (9)	—	18,750	8.60	8/13/2035	—	—
Jeannine Lynch	8/2/2022 (10)	—	—	—	—	409	2,830
	6/30/2023 (11)	—	—	—	—	818	5,661
	11/11/2025 (12)	—	—	—	—	4,166	28,829

(1)	Awards granted prior to 2025 were granted under the Company’s 2014 Equity Incentive Plan, as amended from time to time, and awards granted in 2025 were granted under the 2025 Plan.

(2)	The amount listed in this column represents the product of $6.92, which was the closing market price of the Company’s Ordinary Shares as of December 31, 2025, multiplied by the number of shares subject to the award.

(3)	Option awards vest with respect to 1/4th of the original number of Ordinary Shares subject thereto on each annual anniversary of June 2, commencing on June 2, 2026 and ending on June 2, 2029.

(4)	This award is fully vested.
(5)	This award is fully vested.

(6)	This award is fully vested.

(7)	1/4th of the RSU award vests on an annual basis commencing on August 2, 2023, and ending on August 2, 2026.

(8)	1/4th of the RSU award vests on an annual basis commencing on June 30, 2025, and ending on June 30, 2027.

(9)	Option awards vest with respect to 1/4th of the original number of Ordinary Shares subject thereto on each annual anniversary of August 13, commencing on August 13, 2026 and ending on August 13, 2029.

(10)	1/4th of the RSU award vests on an annual basis commencing on August 2, 2023, and ending on August 2, 2026.

(11)	1/4th of the RSU award vests on an annual basis commencing on June 30, 2025, and ending on June 30, 2027.

(12)	1/4th of the RSU award vests on an annual basis commencing on December 11, 2026, and ending on December 11, 2029.

Measure:: 1
Pay vs Performance Disclosure
Name		Net Loss
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2]	$ 798,201	473,274	888,683
PEO Actually Paid Compensation Amount	[2],[3],[4]	755,034	278,821	860,554
First PEO [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	0	0	(167,714)
First PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	(43,167)	(194,453)	139,585
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2]	834,866	0	0	[7]
PEO Actually Paid Compensation Amount	[2],[3],[4]	620,781	0
Second PEO [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	(403,491)
Second PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	189,406
Non Principal Executive Officer And Non Executive Officer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		437,858	367,002	532,038
PEO Actually Paid Compensation Amount		393,145	254,094	561,010
Non-PEO NEO Average Total Compensation Amount	[2]	437,858	367,002	532,038
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3],[4]	393,145	254,094	561,010
Non Principal Executive Officer And Non Executive Officer [Member] | Average Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	(84,309)	0	(90,750)
Non Principal Executive Officer And Non Executive Officer [Member] | Average Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	$ 39,595	$ (112,908)	$ 119,722

[1]	Assumes $100 was invested in the Company at market close on December 30, 2022 (the last trading day before the beginning of fiscal year 2023) through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.
[2]	Larry Jasinski served as our PEO until June 30, 2025, serving as Chief Executive Officer through June 1, 2025 and as co-Chief Executive Officer from June 2, 2025 through June 30, 2025 (“First PEO”). Mark Grant has served as our PEO since June 2, 2025, serving as co-Chief Executive Officer through June 30, 2025 and as Chief Executive Officer since July 1, 2025 (“Second PEO”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.
[3]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
[4]	The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEOs or the Non-PEO NEOs. The dollar amounts reported are the amounts of total compensation reported for our PEOs and Non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table, with certain adjustments as described in footnote 3 below.
[5]	The amounts reported in this column represent the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[6]	The amounts reported in this column include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
[7]	Larry Jasinski was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.